Real estate properties held for lease, net - Minimum Future Rental Income (Details)	Dec. 31, 2024 USD ($)
Real estate properties held for lease, net
2025	$ 19,956,866
2026	19,698,520
2027	18,580,397
2028	16,603,513
2029 and thereafter	112,626,705
Total	$ 187,466,001